COMPREHENSIVE LOSS (10-Q)	9 Months Ended
Sep. 29, 2012
COMPREHENSIVE LOSS [Abstract]
COMPREHENSIVE LOSS

4. COMPREHENSIVE LOSS

Comprehensive loss is comprised of the following:

(Amounts in thousands)	For the three months ended		For the nine months ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Net loss	$(3,673)	$(458)	$(24,049)	$(69,287)
Foreign currency translation adjustment	968	(2,603)	939	(1,620)
Comprehensive loss	$(2,705)	$(3,061)	$(23,110)	$(70,907)